[USAA                      USAA LIFE INVESTMENT TRUST
EAGLE                   USAA LIFE AGGRESSIVE GROWTH FUND
LOGO]                   USAA LIFE DIVERSIFIED ASSETS FUND
                        USAA LIFE GROWTH AND INCOME FUND
                              USAA LIFE INCOME FUND
                           USAA LIFE WORLD GROWTH FUND

                        SUPPLEMENT DATED NOVEMBER 4, 2002
                                TO THE PROSPECTUS
                                DATED MAY 1, 2002
                        AS SUPPLEMENTED ON MAY 20, 2002,
                        JUNE 28, 2002, AND JULY 8, 2002


On October 31, 2002, shareholders of each of the above-referenced funds voted to approve a new investment advisory agreement, which became effective on October 31, 2002, between each fund and USAA Investment Management Company (IMCO). With respect to the USAA Life World Growth Fund, the advisory fee payable to IMCO under the new investment advisory agreement increased to 0.35% of the funds average net assets.

Shareholders of each of the above-referenced funds (excluding the USAA Life Income Fund) also voted to approve new investment subadvisory agreements between IMCO and the current subadviser(s) for such funds. The new subadvisory agreements became effective on October 31, 2002.

Additionally, shareholders of each of the above-referenced funds voted to approve a policy that permits IMCO and each funds board of trustees to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements on behalf of each fund without shareholder approval. Shareholders will be informed of the hiring of any new subadviser for a fund within 90 days of such hiring.

Effective on October 31, 2002, shareholders of the USAA Life Growth and Income Fund approved a change the funds investment objective, which now reads as follows: The funds primary investment objective is capital growth and its secondary objective is current income.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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[USAA EAGLE LOGO]

                           USAA LIFE INVESTMENT TRUST

                        SUPPLEMENT DATED NOVEMBER 4, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

         This supplement describes important changes affecting the USAA Life Income, USAA Life Growth and Income, USAA Life World Growth, USAA Life Diversified Assets, and USAA Life Aggressive Growth Funds. On June 21, 2002, the Board of Trustees (the "Board") of USAA Life Investment Trust approved proposals by USAA Investment Management Company ("USAA IMCO") to restructure the manner in which four of these Funds' assets are managed by having one or more subadvisers directly manage certain of these four Funds' investments, subject to oversight by USAA IMCO and the Board. In order to implement these arrangements, the Board terminated the existing investment advisory agreement between the Funds and USAA IMCO and approved a new investment advisory agreement with USAA IMCO for the Funds and investment subadvisory agreements between USAA IMCO and the subadvisers for each Fund, where applicable, and on October 31, 2002, shareholders of the Funds also approved these agreements.

         AS A RESULT OF THESE CHANGES,  THE STATEMENT OF ADDITIONAL  INFORMATION
(SAI) IS REVISED AS FOLLOWS.

         DELETE THE SENTENCE UNDER THE HEADING "INDEPENDENT AUDITORS" ON PAGE 3 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

         Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent auditor for the Funds for the 2002 and 2003 fiscal year end audits. KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, Texas 78205, was the previous independent auditor for the Funds. In these capacities, each firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

INSERT THE FOLLOWING INFORMATION IN PLACE OF PARAGRAPH (7) IN THE SECTION CAPTIONED "VALUATION OF SECURITIES" ON PAGE 3 OF THE SAI.

(7) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Adviser and, if applicable, in consultation with the investment subadviser for a Fund (the "Subadviser"), under the general supervision of the Board of Trustees.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE LAST SENTENCE OF THE LAST PARAGRAPH IN THE SECTION CAPTIONED "VALUATION OF SECURITIES" BEGINNING ON PAGE 3 OF THE SAI.

However, the Adviser and, if applicable, the Subadviser will monitor for events that would materially affect a Fund's NAV. If the Adviser determines that a particular event would materially affect a Fund's NAV, then the Adviser, under the general supervision of the Board, will use all relevant, available information to determine a fair value for the affected portfolio securities.

THE TERM "ADVISER" IN THE SECTION CAPTIONED "INVESTMENT POLICIES AND TECHNIQUES" BEGINNING ON PAGE 4 OF THE SAI IS REPLACED BY THE PHRASE "ADVISER OR THE APPLICABLE SUBADVISER," EXCEPT IN THE SECTION CAPTIONED "LENDING OF SECURITIES."

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST SENTENCE OF THE LAST PARAGRAPH IN THE SECTION CAPTIONED "INVESTMENT RESTRICTIONS" BEGINNING ON PAGE 6 OF THE SAI.

         With respect to each Fund's concentration policies as described, the Adviser and Subadvisers, where applicable, use various recognized industry classifications services including, but not limited to industry

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classifications established by Standard & Poor's Corporation, Bloomberg L.P. and
Frank Russell Company, with certain modifications. The Adviser and Subadvisers also may include additional industries as separate classifications, to the extent applicable. The Adviser classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

IN THE SECTION CAPTIONED "PORTFOLIO TRANSACTIONS" BEGINNING ON PAGE 7 OF THE SAI, DELETE THE PHRASE "PURSUANT TO THE ADVISORY AGREEMENT, AND" FROM THE FIRST SENTENCE. IN ADDITION, REPLACE THE TERM "ADVISER" THROUGHOUT THIS SECTION WITH THE PHRASE "ADVISER OR THE APPLICABLE SUBADVISER," EXCEPT IN THE SECOND SENTENCE OF THE SECOND PARAGRAPH, THE CROSS REFERENCE AT THE END OF THE FOURTH PARAGRAPH AND THE SUB-SECTION CAPTIONED "BROKERAGE COMMISSIONS." IN ADDITION, DELETE THE FOURTH SENTENCE OF THE SECOND PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

The Board has authorized the Adviser or the applicable Subadviser for a Fund to effect portfolio transactions for the Fund on any exchange of which the Adviser or such Subadviser (or any entity or person associated with the Adviser or the Subadviser) is a member and to retain compensation in connection with such transactions.

IN THE SECTION CAPTIONED "TRUSTEES AND OFFICERS OF THE TRUST" BEGINNING ON PAGE 11 OF THE SAI, DELETE THE THIRD SENTENCE IN THE FIRST PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

The Board periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including USAA IMCO, USAA Life, the Subadvisers, and any affiliates thereof.

UNDER THE HEADING CAPTIONED "COMMITTEES OF THE BOARD OF TRUSTEES" BEGINNING ON PAGE 14 OF THE SAI, DELETE THE LAST SENTENCE OF THE THIRD TO LAST PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust, the Adviser, or any Subadviser.

UNDER THE HEADING CAPTIONED "COMMITTEES OF THE BOARD OF TRUSTEES" BEGINNING ON PAGE 14 OF THE SAI, DELETE THE FIRST SENTENCE OF THE SECOND TO LAST PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

No compensation is paid by any Fund to any Trustee who is a director, officer, or employee of USAA Life, the Adviser or its affiliates, or of any Subadviser or its affiliates. No pension or retirement benefits are accrued as part of Fund expenses.

UNDER THE HEADING CAPTIONED "COMMITTEES OF THE BOARD OF TRUSTEES" BEGINNING ON PAGE 14 OF THE SAI, DELETE THE SECOND TO LAST SENTENCE OF THE SECOND TO LAST PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

The Trust reimburses certain expenses of the Trustees who are not affiliated with the Adviser or any Subadviser.

DELETE THE FIRST AND THIRD PARAGRAPHS IN THE SECTION CAPTIONED "THE TRUST'S ADVISER" BEGINNING ON PAGE 15 OF THE SAI AND INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST PARAGRAPH.

         As described in the Funds' prospectus, as supplemented, USAA IMCO is the Adviser for each Fund. The Adviser, a wholly owned indirect subsidiary of United Services Automobile Association ("USAA"), a large, diversified financial services institution, was organized in May 1970 and has served as investment adviser and underwriter for USAA Life Investment Trust from its inception.

DELETE THE FIRST PARAGRAPH IN THE SECTION CAPTIONED "THE ADVISORY AGREEMENT" BEGINNING ON PAGE 15 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

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         The Adviser provides investment management and advisory services to the
Funds pursuant to an Investment Advisory Agreement dated October 31, 2002 (the "Advisory Agreement"). The Advisory Agreement authorizes the Adviser to retain one or more Subadvisers for the management of a Fund's investment portfolio and, as described below, the Adviser has entered into one or more Investment Subadvisory Agreements (the "Subadvisory Agreements") for four of these Funds. Under the Advisory Agreement, the Adviser is responsible for monitoring the
services   furnished   pursuant  to  the   Subadvisory   Agreement   and  making
recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of subadvisory agreements. In addition, the Adviser manages certain portfolio assets for certain of these Funds, as described in the Prospectus.

         For the services under this agreement, each Fund has agreed to pay the Adviser a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Adviser compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Adviser or its affiliates.

DELETE THE THIRD PARAGRAPH IN THE SECTION CAPTIONED "THE ADVISORY AGREEMENT" BEGINNING ON PAGE 15 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

         The Advisory Agreement will remain in effect with respect to a Fund until July 31, 2004. Thereafter, the Advisory Agreement will continue automatically for successive years, provided that it is specifically approved at least annually by a vote of a majority of the non-interested trustees and (i) by a majority of all trustees or (ii) by a vote of a majority of the outstanding shares of that Fund. A Fund may terminate the Advisory Agreement, without penalty, by a vote of the Board of Trustees or a majority of the Fund's outstanding voting securities upon 60 days' written notice to USAA IMCO. USAA IMCO may at any time terminate the Advisory Agreement, without penalty, upon 60 days' written notice to that Fund. The Advisory Agreement automatically will terminate without penalty in the event of its assignment as such term is defined in Section 2(a)(4) of the 1940 Act.

DELETE THE ENTIRE SECTION UNDER THE HEADING "APPROVAL OF THE ADVISORY AGREEMENT" ON PAGE 15 OF THE SAI AND INSERT THE FOLLOWING.

         The Board terminated the Trust's former advisory agreement with USAA IMCO (the "Former Advisory Agreement") and approved the Investment Advisory Agreements and the Subadvisory Agreements at a meeting of shareholders on October 31, 2002. The Board did so against the background of, and in light of certain information evaluated at, the Board's meeting on December 5, 2001, when the Board approved the Former Advisory Agreement, as described below. In addition, the Board evaluated, among other things, written and oral information provided by the Adviser, the search company hired by the Adviser, each Subadviser, and USAA Life in response to a request on behalf of the Trustees. The Trustees determined, in their business judgment, to approve the agreements, including an arrangement for subadvisers to manage assets of certain Funds, based on various factors bearing on the nature, scope, quality, cost and profitability of the services to be provided by the Adviser and the nature, scope, quality, and cost of the services to be provided by each Subadviser and on various conclusions reached, principally including the following:

o the rationale for the subadvisory arrangement, including such factors, among others, as: (i) anticipated benefits of the proposal for the Trust and its shareholders in terms of accessing investment management capability, experience and resources, (ii) pertinent developments regarding USAA IMCO, including personnel losses and replacement prospects, (iii) anticipation that other mutual funds advised by USAA IMCO would approve such an arrangement; and (iv) anticipated benefits to contract owners in terms of USAA Life's being relieved of subsidizing certain USAA IMCO advisory expenses;

o the search process followed by USAA IMCO to select the Subadvisers, including such factors, among others, as the establishment of criteria, employment of a search company and interviews with candidate Subadvisers;

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o        essential  information  about each Subadviser,  including such factors, among others, as performance record, financial resources, management style, reputation, in-house research capability and available third party research services, qualification of personnel (in terms of education and experience), and time and attention devoted by senior management;

o the largely superior investment performance of each Subadviser as compared with the investment performance of the Fund (except for the USAA Life Diversified Assets Fund) to be advised by that Subadviser and that Fund's benchmark and, in the case of the USAA Life Diversified
         Assets Fund, the expectation that the investment program followed in the past may not be as successful in the future;

o information about the processes and procedures of each Subadviser regarding such matters, among others, as compliance with a Fund's investment objectives, policies and restrictions, code of ethics, trading practices (e.g., brokerage allocation, soft dollars, use of affiliated brokers, trades between Funds, bunching, and allocation of investment opportunities), disaster planning and regulatory compliance;

o a report on USAA IMCO's review of the Form ADV filed with the SEC by each Subadviser;

o a report on Trust counsel's review of the code of ethics of each Subadviser;

o the forms of the Advisory Agreement and Subadvisory Agreements, including specification of such matters, among others, as the proposed allocation of service functions between USAA IMCO and each Subadviser, the advisory and subadvisory fee rates, and related expense caps on Fund expenses set by USAA Life;

o with respect to the USAA Life World Growth Fund, the fact that IMCO was unable to negotiate a fee rate for the Subadvisory Agreement with MFS that is equal to the fee rate in the Interim Subadvisory Agreement with MFS, principally because of the cost of managing a fund with the investment objectives and policies of USAA Life World Growth Fund;

o information about USAA IMCO's capability for, and experience with, monitoring, coordination and overseeing Subadvisers;

o information about regulation by the SEC of subadvisory arrangements including such factors, among others, as the SEC's requirement for exemptive relief and contract owner approval, how the arrangement fits that regulation, and USAA IMCO's receipt of an SEC exemptive order applicable to the Trust; and

o a draft of the proxy statement used to solicit contract owner approval of the Advisory and Subadvisory Agreements, and overall subadvisory arrangement

INSERT THE FOLLOWING INFORMATION IMMEDIATELY BEFORE THE SECTION CAPTIONED "THE UNDERWRITING AND ADMINISTRATIVE SERVICES AGREEMENT" BEGINNING ON PAGE 17 OF THE SAI.

SUBADVISORY AGREEMENTS

         The Adviser has entered into Subadvisory Agreements with the Subadvisers identified below under which each Subadviser provides day-to-day discretionary management of the applicable Fund's assets in accordance with that Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Adviser and the Board.

         Each Subadvisory Agreement will remain in effect with respect to a Fund until October 30, 2004. Thereafter, each Subadvisory Agreement will continue automatically for successive years, provided that it is specifically approved at least annually by a vote of a majority of the non-interested trustees and by a majority of all

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trustees. Each Fund may terminate its Subadvisory Agreement, without penalty, by a vote of a majority of the non-interested trustees or by vote of a majority of the outstanding shares of the Fund, without penalty, on not more than 60 days' written notice to USAA IMCO and the subadviser. USAA IMCO may at any time terminate a Subadvisory Agreement, without penalty, by written notice to the other party. Each subadviser may terminate its Subadvisory Agreement, without penalty, by not less than 90 days' written notice to USAA IMCO. Each Subadvisory Agreement automatically will terminate without penalty in the event of its assignment, as such term is defined in Section 2(a)(4) of the 1940 Act.

         For the USAA Life Growth and Income Fund, the Adviser has entered into a Subadvisory Agreement with Wellington Management Company, LLP (Wellington Management). The Adviser (not the Fund) pays Wellington Management a fee in the annual amount of 0.20% of the Fund's average daily net assets that Wellington manages. Wellington Management a Massachusetts limited liability partnership and registered investment adviser, is owned entirely by its 76 partners, all of whom are full-time professional members of the firm. The managing partners of Wellington are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

         For the USAA Life World Growth Fund, the Adviser has entered into a Subadvisory Agreement with MFS Investment Management (MFS). The Adviser (not the
Fund) pays MFS a fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of all funds in the USAA family of funds that MFS manages (I.E., the USAA Life World Growth Fund, USAA Investment Trust's International and World Growth Funds, and the international portion of USAA Investment Trust's Cornerstone Strategy Fund), plus 0.225% of the aggregate average net assets for assets over $350 million of all funds in the USAA family of funds that MFS manages. MFS is a wholly owned subsidiary of Massachusetts Financial Services Company (MFS), a registered investment adviser that has been providing investment advisory services since 1924. MFS is a majority owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life of Canada (an insurance company).

         For the USAA Life Diversified Assets Fund, the Adviser has entered into a Subadvisory Agreement with Wellington Management. The Adviser (not the Fund) pays Wellington Management a fee in the annual amount of 0.20% of the Fund's average daily net assets that Wellington Management manages.

         For the USAA Life Aggressive Growth Fund, the Adviser has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico). The Adviser (not the Fund) pays Marsico a fee in the annual amount of 0.20% of the Fund's average daily net assets that Marsico manages. Bank of America Corporation ("BOA"), either individually or through its subsidiaries, owns 100% of Marsico BOA, a Delaware corporation, is a bank holding company and a financial holding company headquartered in Charlotte, North Carolina.

CODES OF ETHICS

         The Funds, the Adviser and the Subadvisers each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. The Board reviews the administration of the codes of ethics at least annually and receives certifications from each Subadviser regarding compliance with the codes of ethics annually.

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